Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (benefit)

A reconciliation of the statutory federal income tax expense (benefit) to the effective tax is as follows for the years ended December 31:

	2019	2018
Statutory rate – federal	21.0%	21.0%
Effect of:
State income tax, net of federal benefit	3.0	5.0
State NOL true-up	(2.0)	-
Goodwill impairment	(9.0)	-
Other permanent differences	-	(1.0)
Change in valuation allowances	(13.0)	(25.0)
Income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31:

	2019	2018
Deferred Tax Assets:
Federal and state net operating loss carryforwards	$7,302,375	$666,888
Capitalized start-up costs	2,483,736	154,791
Capitalized research and development costs	424,390	-
Patents	57,907	-
Share-based compensation	242,437	-
Other	25,405	81,801
Total gross deferred tax assets	10,536,250	903,480
Valuation Allowance	(10,536,250)	(903,480)
Net deferred tax assets	$—	—